                                                UAM Funds
                                                Funds for the Informed Investor



C & B Mid Cap Equity Portfolio
Semi-Annual Report                                                April 30, 2001




                                                                          UAM(R)

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 2001
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ..........................................................1

Statement of Net Assets .......................................................3

Statement of Operations .......................................................6

Statement of Changes in Net Assets ............................................7

Financial Highlights ..........................................................8

Notes to Financial Statements .................................................9
--------------------------------------------------------------------------------

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

April 30, 2001

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Mid Cap Equity Portfolio for the six months ended April 30, 2001.

For this period, the C & B Mid Cap Equity Portfolio outperformed its benchmark index, the Russell Mid Cap Value Index. Over this period, the C & B Mid Cap Equity Portfolio increased by 14.82% versus 9.31% for the Russell Mid Cap Value Index. With Cooke & Bieler's "high quality, low risk" approach these results are particularly strong and even beyond expectations.

As of April 30, 2001, common stocks represented 91% of the portfolio, with cash reserves being 8%.

The six months ended April 30, 2001 was attractive for Cooke & Bieler's "relative value" style. Excellent stock selection and substantial concentration in the right stocks were the primary reasons for the strong performance.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of the companies held in the C & B Mid Cap Equity Portfolio should help to provide this downside protection. These high quality characteristics, as compared to the S&P 500, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

/s/Samuel H. Ballam, III

Samuel H. Ballam, III

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

  There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                        Definition of Comparative Indices
                        ---------------------------------

Russell Mid-Cap Index is an unmanaged comprised of 800 stocks of U.S. companies with mid-market capitalization.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS -- 90.7%

                                                            Shares      Value
                                                           --------   ---------

APPAREL & TEXTILES -- 4.3%
     Tommy Hilfiger* ......................................  11,970   $ 144,358
                                                                      ---------
AUTOMOTIVE -- 1.8%
     Snap-On ..............................................   2,095      60,755
                                                                      ---------
COMPUTERS & SERVICES -- 2.4%
     Computer Sciences* ...................................   2,225      79,277
                                                                      ---------
CONSUMER NON-DURABLES -- 4.5%
     Hasbro ...............................................  12,235     149,879
                                                                      ---------
DIVERSIFIED MANUFACTURING -- 10.2%
     ESCO Technologies* ...................................   3,825      96,772
     Federal Signal .......................................   5,450     124,641
     Hubbell, Cl B ........................................   4,345     120,009
                                                                      ---------
                                                                        341,422
                                                                      ---------
ELECTRONICS -- 2.0%
     Avnet ................................................   1,430      36,479
     Molex, Cl A ..........................................   1,031      32,683
                                                                      ---------
                                                                         69,162
                                                                      ---------
ENERGY -- 2.0%
     Burlington Resources .................................   1,465      69,163
                                                                      ---------
FINANCIAL SERVICES -- 6.0%
     AMBAC Financial Group ................................   1,320      71,029
     Countrywide Credit Industries ........................   1,825      77,873
     MBIA .................................................   1,105      52,874
                                                                      ---------
                                                                        201,776
                                                                      ---------
FOOD, BEVERAGE & TOBACCO -- 3.6%
     PepsiAmericas ........................................   8,105     120,359
                                                                      ---------
INSURANCE -- 3.9%
     AON ..................................................   2,175      72,297
     UnumProvident ........................................   1,965      58,773
                                                                      ---------
                                                                        131,070
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                            Shares      Value
                                                           --------   ---------
MEDICAL PRODUCTS -- 6.8%
     Becton Dickinson .....................................   2,250   $  72,787
     Dentsply International ...............................   3,965     155,349
                                                                      ---------
                                                                        228,136
                                                                      ---------
OFFICE FURNITURE & FIXTURES -- 5.0%
     Steelcase, Cl A ......................................  13,700     169,743
                                                                      ---------
PHARMACEUTICALS -- 6.2%
     Covance* .............................................   4,070      66,952
     Perrigo* .............................................  11,750     140,295
                                                                      ---------
                                                                        207,247
                                                                      ---------
PRINTING & PUBLISHING -- 3.4%
     Harte-Hanks Communications ...........................   5,000     115,050
                                                                      ---------
RESTAURANTS -- 7.0%
     CBRL Group ...........................................   7,610     150,298
     Wendy's International ................................   3,355      84,982
                                                                      ---------
                                                                        235,280
                                                                      ---------
RETAIL-DISCOUNT -- 9.3%
     BJ's Wholesale Club* .................................     930      42,129
     Consolidated Stores* .................................  13,520     148,720
     Family Dollar Stores .................................   4,755     121,300
                                                                      ---------
                                                                        312,149
                                                                      ---------
SERVICES -- 3.7%
     Viad .................................................   5,050     125,543
                                                                      ---------
UTILITIES -- 8.6%
     Conectiv .............................................   5,000     111,500
     Nicor ................................................   2,750     107,773
     WGL Holdings .........................................   2,435      69,641
                                                                      ---------
                                                                        288,914
                                                                      ---------
     TOTAL COMMON STOCKS
        (Cost $2,697,530) .................................           3,049,283
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.5%

                                                             Face
                                                            Amount     Value
                                                           --------  ----------
REPURCHASE AGREEMENT -- 7.5%
     Chase Securities, Inc. 4.30%, dated 04/30/01,
        due 05/01/01 to be repurchased at $252,030,
        collateralized by $248,234 of various
        U.S. Treasury Obligations valued at $260,136
        (Cost $252,000) ................................. $ 252,000  $  252,000
                                                                     ----------
     TOTAL INVESTMENTS -- 98.2%
        (Cost $2,949,530) (a) ...........................             3,301,283
                                                                     ----------
     OTHER ASSETS AND LIABILITIES, NET -- 1.8% ..........                58,891
                                                                     ----------

NET ASSETS CONSIST OF:

     Paid in Capital ....................................             2,941,546
     Undistributed Net Investment Income ................                 1,311
     Accumulated Net Realized Gain ......................                65,564
     Net Unrealized Appreciation ........................               351,753
                                                                     ----------
     TOTAL NET ASSETS -- 100.0% .........................            $3,360,174
                                                                     ----------
     Institutional Class Shares:
     Shares Issued and Outstanding
        (25,000,000 authorized-- $0.001 par value) ......               243,048
     Net Asset Value, Offering and Redemption Price Per
        Share ...........................................                $13.83
                                                                     ==========
--------------------------------------------------------------------------------
*    Non-Income Producing Security
Cl Class
(a) The cost for federal income tax purposes was $2,949,530. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $351,753. This consisted of aggregate gross unrealized appreciation for all securities of $425,052, and gross unrealized depreciation for all securities of $73,299.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    C & B MID CAP EQUITY PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends ............................................................ $ 13,012
Interest .............................................................    3,565
                                                                       --------
     Total Income ....................................................   16,577
                                                                       --------
Expenses
Administrative Fees -- Note C ........................................   38,024
Printing Fees ........................................................   10,860
Audit Fees ...........................................................    4,241
Registration and Filing Fees .........................................    5,321
Investment Advisory Fees -- Note B ...................................    6,012
Custodian Fees .......................................................    2,015
Directors' Fees -- Note E ............................................    1,350
Legal Fees ...........................................................       34
Other Expenses .......................................................    2,778
                                                                       --------
     Total Expenses ..................................................   70,635
                                                                       --------
Less:
Investment Advisory Fees Waived -- Note B ............................   (6,012)
Expenses Assumed by the Adviser -- Note B ............................  (54,949)
                                                                       --------
     Net Expenses Before Expense Offset ..............................    9,674
Expense Offset -- Note A .............................................      (55)
                                                                       --------
     Net Expenses After Expense Offset ...............................    9,619
                                                                       --------
Net Investment Income ................................................    6,958
                                                                       --------
Net Realized Gain on Investments .....................................  100,306
Net Change in Unrealized Appreciation (Depreciation) on Investments ..  162,722
                                                                       --------
Net Gain on Investments ..............................................  263,028
                                                                       --------
Net Increase in Net Assets Resulting from Operations ................. $269,986
                                                                       ========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months            Year
                                                                            Ended              Ended
                                                                       April 30, 2001       October 31,
                                                                         (Unaudited)           2000
                                                                       --------------     --------------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income ........................................... $        6,958     $        8,457
     Net Realized Gain ...............................................        100,306             68,467
     Net Change in Unrealized Appreciation (Depreciation).............        162,722            258,870
                                                                       --------------     --------------
     Net Increase in Net Assets Resulting from
       Operations ....................................................        269,986            335,794
                                                                       --------------     --------------
Distributions:
Net Investment Income ................................................         (7,477)            (9,285)
     Net Realized Gain ...............................................        (84,131)           (32,452)
                                                                       --------------     --------------
     Total Distributions .............................................        (91,608)           (41,737)
                                                                       --------------     --------------
Capital Share Transactions:
     Issued ..........................................................      1,657,989            337,670
     In Lieu of Cash Distributions ...................................         91,608             41,737
     Redeemed ........................................................        (87,884)          (599,867)
                                                                       --------------     --------------
     Net Increase (Decrease) from Capital Share Transactions: ........      1,661,713           (220,460)
                                                                       --------------     --------------
       Total Increase ................................................      1,840,091             73,597
Net Assets:
     Beginning of Period .............................................      1,520,083          1,446,486
                                                                       --------------     --------------
     End of Period (including undistributed net investment income of
       $1,311 and $1,830, respectively) .............................. $    3,360,174     $    1,520,083
                                                                       ==============     ==============
Shares Issued and Redeemed:
     Shares Issued ...................................................        123,248             29,265
     In Lieu of Cash Distributions ...................................          7,454              4,337
     Shares Redeemed .................................................         (6,585)           (61,619)
                                                                       --------------     --------------
     Net Increase (Decrease) in Shares Outstanding ...................        124,117            (28,017)
                                                                       ==============     ==============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                             Six Months           Year           Year        February 18,
                                               Ended              Ended          Ended       1998*** to
                                           April 30, 2001       October 31,   October 31,     October 31,
                                            (Unaudited)            2000          1999           1998
                                           --------------       -----------   -----------    ------------
Net Asset Value, Beginning of Period ....     $ 12.78            $  9.84        $  9.69        $ 10.00
                                              -------            -------        -------        -------
Income from Investment Operations
     Net Investment Income ..............        0.04               0.07           0.06           0.05
     Net Realized and Unrealized
       Gains (Losses) ...................        1.76               3.16           0.15          (0.32)
                                              -------            -------        -------        -------
     Total from Investment
       Operations .......................        1.80               3.23           0.21          (0.27)
                                              -------            -------        -------        -------
Distributions:
     Net Investment Income ..............       (0.05)             (0.08)         (0.06)         (0.04)
     Net Realized Gains .................       (0.70)             (0.21)            --             --
                                              -------            -------        -------        -------
     Total Distributions ................       (0.75)             (0.29)         (0.06)         (0.04)
                                              -------            -------        -------        -------
Net Asset Value, End of Period ..........     $ 13.83            $ 12.78        $  9.84        $  9.69
                                              -------            -------        -------        -------
Total Return+ ...........................       14.82%**           33.78%          2.19%         (2.17)%**
                                              =======            =======        =======        =======
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands) ........................     $ 3,360            $ 1,520        $ 1,446        $ 1,033
Ratio of Expenses to
     Average Net Assets .................        1.00%*             1.00%          1.00%          1.01%*
Ratio of Net Investment Income to
     Average Net Assets .................        0.72%*             0.66%          0.70%          0.86%*
Portfolio Turnover Rate .................          19%               101%            81%            37%

  *  Annualized
 **  Not annualized
***  Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 2001
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Mid Cap Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

     Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

          6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide, "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser "), an affiliate of Old Mutual
(US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc., which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, UAMFSI was paid $31,673, of which $14,700 was paid to SEI for their services, $5,258 to DST for their services, and $3,333 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed as the Administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ended April 30, 2001, the Administrator was paid $4,645.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Purchases and Sales: For the six months ended April 30, 2001, the Portfolio made purchases of $1,636,702 and sales of $367,637 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     G. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001, such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     H. Other: At April 30, 2001, 77% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

                                     NOTES

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Officers and Directors

James F. Orr, III                         Linda T. Gibson, Esq.
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajdan Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher Salfi
Director                                  Treasurer

Philip D. English                         Molly S. Mugler
Director                                  Assistant Secretary

William A. Humenuk
Director

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------